Net Income (Loss) Per Share - Computation of basic and diluted net loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2024		Mar. 31, 2023		Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net income (loss), basic	$ 757		$ (1,393)		$ (22,469)	$ (28,649)
Net income (loss), diluted	$ 757		$ (1,393)
Denominator:
Weighted-average common shares outstanding, basic	25,468,000	[1]	23,862,000	[1]	128,459,102	92,958,570
Add: effect of dilutive securities	789,000
Weighted-average common shares outstanding, diluted	26,257,000	[1]	23,862,000	[1]	128,459,102	92,958,570
Net income (loss) per share, basic and diluted
Net income (loss) per common share - basic	$ 0.03	[1]	$ (0.06)	[1]	$ (0.17)	$ (0.31)
Net income (loss) per common share - diluted	$ 0.03	[1]	$ (0.06)	[1]	$ (0.17)	$ (0.31)

[1]	Amounts as of December 31, 2023 differ from those in prior year consolidated financial statements as they were retrospectively adjusted as a result of the accounting for the Business Combination (as defined in the Notes to the Unaudited Condensed Consolidated Financial Statements.)